Pension plan and other post-employment benefits	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Pension plan and other post-employment benefits

37.	Pension plan and other post-employment benefits

	2025	2024

FUNCESP Plans, Healthcare Plans (FIBER Healthcare Plan), PAMEC/asset policy and medical plan	4,485	3,461

ICATU, SISTEL and VIVEST

The Company sponsors defined benefit private pension and contribution plans for a group of employees from the former TELEBRÁS system, which are currently under the administration of ICATU FUNDO MULTIPATROCINADO and Fundação Sistel de Seguridade Social. In addition to the plans coming from the TELEBRÁS system, there is also the plan administered by the VIVEST foundation resulting from the incorporation of AES Atimus.

Such supplementary pension plans, as well as medical plans, are briefly explained below:

PBS assisted (PBS-Tele Celular Sul and PBS-Tele Nordeste Celular): SISTEL benefit plan with a defined benefit feature. It includes retired employees who were part of the plans sponsored by the companies of the old TELEBRÁS system;

PBS (PBS Tele Celular Sul and PBS Tele Nordeste Celular): pension plan for active and assisted employees with defined benefit characteristics. These benefit plans are managed by the ICATU Fundo MULTIPATROCINADO;

TIMPREV Plan (South and Northeast): pension plan for active and assisted employees with defined contribution characteristics. These benefit plans are managed by the ICATU Fundo MULTIPATROCINADO;

Administration agreement: administration agreement for retirement payment to retirees and pensioners of the company's predecessors. Said plan is managed by ICATU Fundo MULTIPATROCINADO;

PAMEC/Asset Policy: complementary health care plan for retirees of the Company's predecessors;

AES Telecom: Complementary pension plan managed by Vivest, which is the responsibility of TIM, due to the acquisition of AES Atimus, a company that belonged to the former Eletropaulo. Currently, the plan is in the process of Withdrawal of Sponsorship with the National Superintendence of Complementary Pensions (PREVIC).

Fiber medical plan: Provision for maintenance of health plan as post-employment benefit to former employees of AES Atimus (as established in Law 9656/98, articles 30 and 31), which was acquired and incorporated by TIM.

The actuarial position of liabilities and assets related to retirement and health care plans, on December 31, 2025, in accordance with the rules provided for by IAS 19 is presented below.

a) Effects on the base date of December 31:

	Plans						Total
	PBS	PBS Assisted	Administration agreement	PAMEC/Asset Policy	AES Telecom	Medical plan	2025	2024
Reconciliation of assets and liabilities	(i)	(i)	(i)
Present value of the actuarial obligations	30,892	8,319	67	1,103	9,499	3,382	53,262	55,173
Fair value of the assets of the plan	(49,062)	(15,291)	(254)	-	(11,133)	-	(75,740)	(81,658)
Excess present value of obligations over fair value of assets	(18,170)	(6,972)	(187)	1,103	(1,634)	3,382	(22,478)	(26,485)
Amount recognized in other comprehensive income	11,772	4,930	31	-	1,634	-	18,367	18,359
Net actuarial liabilities/(assets)	(6,398)	(2,042)	(156)	1,103	-	3,382	(4,111)	(8,126)

(i)	No asset was recognized by the sponsors, due to the impossibility of reimbursing this surplus, and the fact that the sponsor’s contributions will not be reduced in the future.

b) Changes in net actuarial liabilities (assets)

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/Asset Policy	AES Telecom	Medical plan

Actuarial liabilities (assets) on 12/31/2024	(9,131)	(2,337)	(119)	1,080	-	2,381
Expense (revenue) recognized in income (loss)	(824)	(255)	(13)	112	-	366
Sponsor’s contributions	3,115	-	-	(99)	-	(2)
Recognized actuarial (gains) or losses	442	550	(24)	10	-	637
Unrecognized actuarial (gains) or losses	-	-	-	-	-	-
Net actuarial liabilities (assets) on 12/31/2025	(6,398)	(2,042)	(156)	1,103	-	3,382

c) Reconciliation of present value of obligations

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/Asset Policy	AES Telecom	Medical plan
Value of obligations on 12/31/2024	32,363	8,704	96	1,080	10,549	2,381
Current service cost	-	-	-	-	-	112
Interest on actuarial liability	3,282	895	10	112	1,090	254
Benefits paid in the year	(3,144)	(944)	(9)	(99)	(653)	(2)
Contributions paid by participants	-	-	-	-	-	-
(Gains)/losses in obligations	(1,609)	(336)	(30)	10	(1,487)	637
Value of obligations on 12/31/2025	30,892	8,319	67	1,103	9,499	3,382

d) Reconciliation of fair value of assets

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/Asset Policy	AES Telecom	Medical plan

Fair value of assets on 12/31/2024	54,193	16,406	255	-	10,804	-
Benefits paid in the year	(3,144)	(944)	(9)	(99)	(653)	(2)
Effective return on assets for the year	5,467	1,735	27	-	1,117	-
Company’s contributions / (returns)	(3,115)	-	-	99	-	2
Actuarial gain (loss) on plan assets	(4,339)	(1,906)	(19)	-	(135)	-
Fair value of assets on 12/31/2025	49,062	15,291	254	-	11,133	-

e) Expenses planned for 2025

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/Asset Policy	AES Telecom	Medical plan

Current service cost (with interest)	-	-	-	-	-	101
Interest on actuarial obligations	3,206	882	7	117	999	364
Expected return on assets	(5,127)	(1,670)	(28)	-	(1,176)	-
Interest on the effect of the (asset)/liability limit	1,291	557	3	-	177	-

Total unrecognized net expense (revenue)	(630)	(231)	(18)	117	-	465

Actuarial assumptions adopted in the calculations

The main actuarial assumptions adopted in the calculation were as follows:

Nominal discount rate for the actuarial obligation:	PBS South: 10.05% / 7.29%; PBS Nordeste: 10.92% / 7.17%; CA: 11.00% / 7.25%; PBS-A: 11.29% / 7.53%; AES: 10.88% / 7.13%; PAMEC: 11.17% / 7.41%; FIBER: 11.85% / 7.10%
Salary growth rate - nominal:	PBS Nordeste: 3.50% / 0.00% PBS Sul, CA, PBS-A, AES, PAMEC and FIBER: Not applicable
Biometric general mortality table:	PBS, CA, PAMEC and FIBER: AT-2000 segregated per sex, decreased by 10%; PBS-A: AT-2000, segregated by gender; AES: Male AT-2000, attenuated by 10%
Biometric table of new disability benefit vested:	PBS and FIBER: Álvaro Vindas; CA, PBS-A, AES and PAMEC: Not applicable
Expected turnover rate:	PBS: Null; CA, PBS-A, AES and PAMEC: Not applicable; FIBER: 0.15/(length of service + 1), being null as of 50 years old
Probability of retirement:	PBS and FIBER: 100% at 1st eligibility; CA, PBS-A, AES and PAMEC: Not applicable
Estimated long-term inflation rate	3.50% p.a.
Determination method	Projected Unit Credit Method